Annual Total Returns[BarChart] - Invesco SP International Developed Momentum ETF - ETF	2013	2014	2015	2016	2017	2018	2019	2020
Total	22.82%	(6.81%)	(11.61%)	0.08%	27.90%	(16.58%)	24.82%	22.38%